Finance income and costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Interest income	6.2	10.0	5.8
Reversal of impairment loss on short term investments	—	5.7	0.3
Net financing gain recognized on debt transactions (a)	—	14.4	16.7
Net foreign exchange gains on translation of financial assets and liabilities	10.0	—	—
Finance income	16.2	30.1	22.8
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (b)	(108.7)	(125.6)	(123.8)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity (c)	(0.3)	19.1	32.7
Net pension interest costs	(5.3)	(4.7)	(4.6)
Other interest expense (d)	—	—	(3.5)
Amortization of debt discounts and borrowing costs	(6.1)	(7.0)	(6.4)
Net foreign exchange losses on translation of financial assets and liabilities	—	(20.6)	(3.0)
Net fair value losses on derivatives held at fair value through profit or loss	—	(0.4)	(1.0)
Financing loss recognized on debt transactions (e)	(75.9)	—	—
Finance costs	(196.3)	(139.2)	(109.6)
Net finance costs	(180.1)	(109.1)	(86.8)

(a) Net income in 2024 of €14.4 million has been recognized from the repricing of debt in February and May 2024, representing a modification gain net of transaction costs. Net income in 2023 of €16.7 million has been recognized from the repricing of debt in September 2023, representing a modification gain net of transaction costs. Transactions relating to the Company's repricing activities are detailed in Note 18.
(b) Includes the unwinding of discounting on lease liabilities.
(c) In 2025, as part of the refinancing on November 10, 2025 as detailed in Note 29, €0.7 million of other reserves relating to the portion of the refinanced USD debt for which cash flows are still expected to occur has been released to the Statement of Profit or Loss in alignment to the original hedged cash flows. A similar adjustment resulted from the refinancing on November 8, 2022 with a release of €7.8 million in 2024 and €23.5 million in 2023.
(d) Other interest expense includes interest on tax relating to legacy tax audits.